Financial Assets and Financial Liabilities - Summary of Debt Ratio (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Total liabilities	¥ 170,949	¥ 159,958
Total assets	¥ 229,727	¥ 212,324
Debt ratio	74.00%	75.00%